LEASES (Lease Information) (Details)			9 Months Ended	12 Months Ended
	Sep. 01, 2015 USD ($) renewal_term facility	Aug. 14, 2015 USD ($)	Sep. 30, 2016 USD ($) facility	Dec. 31, 2015 USD ($) facility	Sep. 09, 2015	Aug. 01, 2015 USD ($)
Operating Leased Assets [Line Items]
Outstanding amount				$ 0
Annual rent, per agreement				$ 25,226,000
Operating lease, escalation percentage, initial term, percentage			0.03
Number of skilled nursing facilities under non-cancelable operating leases | facility			11	11
Loans and Leases Receivable, Gross			$ 1,000,000
Future minimum lease payments
2016				$ 8,083,000
Remainder of 2016			2,048,000
2017			8,149,000	8,181,000
2018			8,313,000	8,346,000
2019			8,492,000	8,526,000
2020			8,671,000	8,697,000
Thereafter			55,260,000	55,320,000
Total			90,933,000	97,153,000
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016				26,052,000
Remainder of 2016			5,082,000
2017			20,564,000	26,845,000
2018			21,825,000	27,474,000
2019			22,298,000	28,082,000
2020			22,329,000	27,634,000
Thereafter			152,652,000	204,913,000
Total			244,750,000	$ 341,000,000
Lease Ending 2020
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility				8
Prime Lease Second Amendment
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage					0.02
Operating lease, increase in contract term		7 years
Lessor fees		$ 575,000
Period of prepaid rent		1 month
Prepaid rent on termination of lease		$ 398,000
Security deposit		$ 500,000
Quarterly payment, threshold for payment, in days		10 days
Quarterly payment		$ 26,000
Operating lease, escalation percentage, renewal term, percentage					0.025
Future minimum lease payments
2016		$ 5,300,000
Lease Ending 2022
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility				2
Bonterra/Parkview Lease Agreement
Operating Leased Assets [Line Items]
Renewal term	3 years
Number of facilities subleased | facility	2
Operating lease renewal terms | renewal_term	2
Operating lease, renewal term	12 years
Operating lease, escalation percentage, renewal term, percentage	0.375
Future minimum lease payments
2016	$ 1,900,000
Covington Lease Amendment
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, renewal term, percentage						1.02
Future minimum lease payments
2016						$ 600,000
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.02
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.035
Jefferson Facility [Member]
Operating Leased Assets [Line Items]
Annual rent, per agreement			600,000
Savannah Beach (a)
Operating Leased Assets [Line Items]
Annual rent, per agreement			300,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Peach Health Care [Member]
Operating Leased Assets [Line Items]
Outstanding amount			$ 400,000